Segment Information - Summary of Results of Reportable Segments (Parenthetical) (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of operating segments [Line Items]
Net finance expense	[1]	£ 764	£ 804	£ 712
Specific Items [Member]
Disclosure of operating segments [Line Items]
Net finance expense	[2]	£ 218	£ 210	£ 229

[1]	Net finance expense includes specific item expense of £218m (2016/17: £210m, 2015/16: £229m).
[2]	For a definition of specific items, see page 289. An analysis of specific items is provided in note 8.